Related Party Transactions	12 Months Ended
Dec. 02, 2012
Related Party Transactions
Related Party Transactions

Note 23: Related Party Transactions

        During fiscal 2012, the Company incurred costs for consulting services rendered by KKR (who controlled approximately 44.7% of our issued and outstanding common stock at December 2, 2012) and Capstone Consulting LLC (a consulting company that works exclusively with KKR's portfolio companies) of $0.5 million. The Company also participates in a lease arrangement with a KKR affiliate for our Clarion facility for a six month term with additional six month renewal options available. We received lease income on this property of an insignificant amount during fiscal 2012.

        Sealy Holding LLC, an affiliate of KKR, holds an aggregate amount of $118.7 million of the Company's Convertible Notes. In connection with the PIK interest payment on the Convertible Notes on January 15, 2012 and July 15, 2012, the par value of the notes held by KKR was increased by $4.4 million and $4.6 million, respectively.

        During fiscal 2012, the Company's joint ventures declared a distribution of $6.5 million which has been reflected as a reduction of the investment in these joint ventures in the accompanying Consolidated Balance Sheet as of December 2, 2012. During fiscal 2012, the Company also earned $0.9 million in licensing fees from the Company's joint ventures.

        During fiscal 2011, the Company incurred costs for consulting services rendered by KKR (who controlled approximately 46.2% of our issued and outstanding common stock at November 27, 2011) and Capstone Consulting LLC (a consulting company that works exclusively with KKR's portfolio companies) of $1.3 million. As of November 27, 2011, $0.2 million of this amount was accrued as a component of other accrued liabilities and accounts payable in the accompanying Condensed Consolidated Balance Sheets. The Company also participates in a lease arrangement with a KKR affiliate for our Clarion facility for a six month term with additional six month renewal options available. We received lease income on this property of an insignificant amount during fiscal 2011.

        In connection with the PIK interest payment on the Convertible Notes on January 15, 2011 and July 15, 2011, the par value of the notes held by KKR was increased by $4.1 million and $4.2 million, respectively.

        During fiscal 2011, the Company's joint ventures declared a distribution of $1.0 million which has been reflected as a reduction of the investment in these joint ventures in the accompanying Consolidated Balance Sheet as of November 27, 2011. During fiscal 2011, the Company also earned $0.2 million in licensing fees from the Company's joint ventures.

        During fiscal 2010, the Company incurred costs for consulting services rendered by KKR (who controlled approximately 47.7% of our issued and outstanding common stock at November 28, 2010) and Capstone Consulting LLC (a consulting company that works exclusively with KKR's portfolio companies) of $1.9 million. As of November 28, 2010, $0.2 million of this amount was accrued as a component of other accrued liabilities and accounts payable in the accompanying Condensed Consolidated Balance Sheets. The Company also participates in a lease arrangement with a KKR affiliate for our Clarion facility for a six month term with an additional six month renewal options available. We received lease income on this property of an insignificant amount during fiscal 2010.

        In connection with the PIK interest payment on the Convertible Notes on January 15, 2010 and July 15, 2010, the par value of the notes held by KKR was increased by $3.8 million and $3.9 million, respectively.

        During fiscal 2010, the Company's joint ventures declared a distribution of $1.0 million which has been reflected as a reduction of the investment in these joint ventures in the accompanying Consolidated Balance Sheet as of November 28, 2010. As of November 29, 2009, the Company had an outstanding loan receivable of $2.2 million from one of its joint ventures. During fiscal 2010, the entire balance of this loan was repaid to the Company. During fiscal 2010, the Company also earned $0.1 million in licensing fees from the Company's joint ventures.

        During fiscal 2010, interest expense of $5.1 million has been recorded related to KKR Financial LLC's portion of the outstanding Senior Notes. At November 28, 2010, $4.5 million of this amount has been paid and $0.6 million remains accrued. These notes were no longer held by KKR Financial at November 27, 2011.